RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. A summary of leasing transactions with Ship Finance during the three months ended March 31, 2013 and March 31, 2012 is as follows:

(in thousands of $)	2013	2012
Charter hire paid (principal and interest)	37,193	42,376
Lease termination payments - income (expense)	5,685	(8,127)
Contingent rental expense	—	13,605
Remaining lease obligation	860,600	915,416

In October 2012, the Company agreed to terminate the bareboat charter on Titan Aries (now renamed Edinburgh) and the vessel was redelivered by the Company to Ship Finance in January 2013. The Company received a termination payment from Ship Finance of $7.8 million in March 2013 and recognized a gain of $7.6 million in the first quarter of 2013.

In February 2013, the Company agreed with Ship Finance to terminate the long term charter party for the Suezmax tanker Front Pride and the charter party terminated on February 15, 2013. The Company made a compensation payment to Ship Finance of $2.1 million in March 2013 for the early termination of the charter and recorded a loss on the termination of the lease of $0.2 million in the first quarter of 2013.

In October 2011, Ship Finance sold the OBO carrier Front Striver to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $8.1 million in the first quarter of 2012. A loss on disposal of $9.2 million was recognized in 2011, a further loss on disposal of $0.4 million was recognized in the second quarter of 2012 due to the write-off of inventory balances.

A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the three months ended March 31, 2013 and March 31, 2012 is as follows:

(in thousands of $)	2013	2012
Seatankers Management Co. Ltd	265	215
Golar LNG Limited	530	345
Golar LNG Partners LP	35	48
Ship Finance International Limited	1,347	1,023
Golden Ocean Group Limited	773	1,495
Frontline 2012 Ltd	1,640	4,305
Bryggegata AS	(383)	(368)
Arcadia Petroleum Limited	2,814	730
Seadrill Limited	325	335
North Atlantic Drilling Limited	15	—
Archer Limited	99	232
Deep Sea Supply Plc	11	33
Aktiv Kapital ASA	6	29
Orion Tankers Limited	—	92
CalPetro Tankers (Bahamas I) Limited	13	13
CalPetro Tankers (Bahamas II) Limited	13	13
CalPetro Tankers (IOM) Limited	13	13

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and guarantee fees. In addition, the Company chartered in two vessels from Frontline 2012 in the three months ended March 31, 2012 on floating rate time charters under which the charter hire expense is equal to the time charter equivalent earnings of the vessels. Both charters terminated in the fourth quarter of 2012.

A summary of balances due from related parties as at March 31, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	3,154	1,891
Seatankers Management Co. Ltd	161	342
Archer Limited	931	778
Golar LNG Limited	1,125	755
Orion Tankers Limited	—	250
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	793	1,325
Seadrill Limited	1,123	1,253
North Atlantic Drilling Limited	52	12
Frontline 2012 Ltd	2,445	2,291
CalPetro Tankers (Bahamas I) Limited	28	13
CalPetro Tankers (Bahamas II) Limited	28	13
CalPetro Tankers (IOM) Limited	28	13
Arcadia Petroleum Limited	222	106
	10,103	9,055
A summary of balances due to related parties as at March 31, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	(981)	(52,063)
Seatankers Management Co. Ltd	(623)	(257)
Golar LNG Limited	(124)	(101)
Golden Ocean Group Limited	(957)	(1,042)
Frontline 2012 Ltd	(619)	(423)
Aktiv Kapital Ltd	(30)	(34)
Deep Sea Supply Plc	(22)	(28)
	(3,356)	(53,948)